Events After the Reporting Date (Details) $ / shares in Units, $ in Millions				3 Months Ended	12 Months Ended
	Mar. 04, 2024 USD ($) shares	Feb. 23, 2024 R / shares	Jan. 09, 2024 USD ($) shares	Mar. 31, 2024 USD ($)	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared per share | $ / shares					$ 0.41	$ 0.34	$ 0.36
Galiano Gold Inc. (formerly Asanko Gold Inc.) | Asanko Gold
Disclosure of non-adjusting events after reporting period [line items]
Number of shares in equity accounted investees | shares					28,500,000
Forecast | Asanko Gold
Disclosure of non-adjusting events after reporting period [line items]
Portion of consideration paid received consisting of cash and cash equivalents | $				$ (65.0)
Dividend declared
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared per share | R / shares		R 4.20
Other disposals of assets | Galiano Gold Inc. (formerly Asanko Gold Inc.)
Disclosure of non-adjusting events after reporting period [line items]
Number of shares in equity accounted investees | shares	28,500,000
Other disposals of assets | Asanko Gold
Disclosure of non-adjusting events after reporting period [line items]
Portion of consideration paid received consisting of cash and cash equivalents | $	$ 65.0
Other disposals of assets | Rusoro Mining Limited
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares sold (in shares) | shares			140,000,001
Portion of consideration paid received consisting of cash and cash equivalents | $			$ 62.3